CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014
Revenues:
Licensing fees	$ 1,732		$ 2,948
Subscription revenue	144		0
Custom innovation - related party	439		0
Total revenues	2,315		2,948
Cost of Revenues:
Legal and consulting contingency fees	71		882
Cost of subscription revenue	1,183		0
Cost of custom innovation	372		0
Total cost of revenues	1,626		882
Net revenue	689	[1]	2,066
Operating expenses:
Other legal and consulting fees	2,074		2,342
Patent prosecution and maintenance fees	449		993
Compensation and benefits	5,288		6,357
Professional fees	1,721		5,724
Marketing	300		279
General and administrative	1,349		2,056
Total operating expenses	11,181		17,751
Operating loss	(10,492)		(15,685)
Other income
Other income	75		32
Interest income	15		35
Net loss	$ (10,402)		$ (15,618)
Net loss per common share Basic and diluted	$ (0.50)		$ (0.75)
Weighted average common shares outstanding Basic and diluted	20,742		20,834

[1]	Includes $439 of revenue from related party in connection with work subcontracted to us from a third party.